CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares Authorized	800,000,000	800,000,000	800,000,000
Common stock, shares Issued	176,803,587	176,263,587	150,085,035
Common stock, shares outstanding	176,803,587	176,263,587	150,085,035